COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under non-cancellable operating lease agreements

The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable operating lease agreements at September 30, 2021 were as follows:

For the years ending September 30,
2022	559,843
2023	409,420
2024	222,260
2025	89,834
2026	44,175
Thereafter	4,995
Total	1,330,527